Kirkpatrick & Lockhart LLP                       1800 Massachusetts Avenue, N.W.
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Robert J. Zutz
202.778.9059
Fax:  202.778.9100
rzutz@kl.com


                                  March 5, 2001

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   Heritage Series Trust
                  File Nos. 33-57986 and 811-7470
                  -------------------------------

Dear Sir or Madam:

         Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Eagle International Fund-Eagle Shares of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 26 ("PEA No. 26") to its Registration Statement on Form N-1A and that PEA No. 26 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9059.

         If there are any questions concerning this filing, please contact me at
(202) 778-9059.

                                                Very truly yours,


                                                /s/ Robert J. Zutz
                                                -----------------
                                                Robert J. Zutz


cc:  Donald H. Glassman
         Heritage Asset Management, Inc.